Document and Entity Information	12 Months Ended
Oct. 26, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Oct. 26, 2012
Registrant Name	PRUDENTIAL INVESTMENT PORTFOLIOS, INC. 15
Central Index Key	0000278187
Amendment Flag	false
Document Creation Date	Oct. 26, 2012
Document Effective Date	Oct. 26, 2012
Prospectus Date	Oct. 26, 2012